BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 399,516	$ 1,083,611
Prepaid expenses	90,424	202,472
Prepaid income taxes	255,364	0
Total Current Assets	745,304	1,286,083
Deferred tax asset	0	1,361
Marketable securities held in Trust Account	318,041,728	316,958,514
TOTAL ASSETS	318,787,032	318,245,958
Current Liabilities
Accounts payable and accrued expenses	2,157,963	181,732
Income taxes payable	0	94,636
Total Current Liabilities	2,157,963	276,368
Warrant liabilities	35,731,875	21,807,000
Deferred underwriting fee payable	11,068,750	11,068,750
Total Liabilities	48,958,588	33,152,118
Commitments and Contingencies (Note 8)
Class A common stock subject to possible redemption, 26,315,833 and 27,965,424 shares at redemption value as of December 31, 2020 and 2019, respectively	264,828,435	280,093,836
Stockholder's Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	27,475,941	12,210,705
Accumulated deficit	(22,477,253)	(7,211,857)
Total Stockholders' Equity	5,000,009	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	318,787,032	318,245,958
Class A Common stock
Stockholder's Equity
Common Stock	530	365
Total Stockholders' Equity	530	365
Class B Common Stock
Stockholder's Equity
Common Stock	791	791
Total Stockholders' Equity	$ 791	$ 791